Form N-1A Supplement	Oct. 15, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
CCM Global Equity ETF (CCMG)
(the “Fund”)
October 15, 2025
Supplement to the Summary Prospectus dated March 31, 2025

THIS SUPPLEMENT CONTAINS IMPORTANT INFORMATION ABOUT CHANGES TO THE FUND’S NAME EFFECTIVE OCTOBER 29, 2025, AS DESCRIBED BELOW.
Name & Ticker Symbol Change
Effective October 29, 2025, the Fund’s name will change to “Sequoia Global Value ETF” and the ticker symbol will change to “SFGV”. Accordingly, effective October 29, 2025, all references in the Summary Prospectus to “CCM Global Equity ETF” are replaced with “Sequoia Global Value ETF” and references to “CCMG” are replaced with “SFGV”.
Fee Waiver Description
Effective October 22, 2025, footnote 2 to the Fund’s fees and expenses table is revised to read as follows:
The Fund’s investment adviser has contractually agreed to reduce its management fee from 0.33% to 0.22% of the Fund’s average daily net assets. This Agreement will remain in place until March 31, 2026 unless terminated sooner by the Trustees.

If you have any questions, please call (215) 330-4476.
Please retain this Supplement for future reference.